Inventory (Details) - Schedule of Inventory - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Schedule of inventory [Abstract]
Finished products	$ 6,874,848	$ 7,392,002
Impairment of finished products	(3,555,683)	(3,555,683)
Accessories and spare parts	663,645	675,001
Impairment of accessories and spare parts	(418,770)	(418,770)
Total	$ 3,564,040	$ 4,092,550